Bank Loan - Additional Information (Details) - Dec. 31, 2018 $ in Millions	USD ($)	CAD ($)
Revolving Facilities
Disclosure of detailed information about borrowings [line items]
Maximum Borrowing Capacity		$ 575
Non-Revolving Facilities
Disclosure of detailed information about borrowings [line items]
Maximum Borrowing Capacity		$ 300
Operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 35,000,000
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	340,000,000
Subsidiary syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 200,000,000